FINANCIAL INSTRUMENTS AND RELATED DISCLOSURES - Financial instruments held at fair value by fair value hierarchy (Details) - GBP (£) £ in Millions	Jun. 30, 2023	Dec. 31, 2022
Financial liabilities at fair value through profit or loss
Financial instruments held at fair value by fair value hierarchy
Financial liabilities	£ (214)	£ (206)
Financial liabilities at fair value through profit or loss | Level 2
Financial instruments held at fair value by fair value hierarchy
Financial liabilities	(214)	(206)
Financial liabilities at fair value through profit or loss | Held for trading derivatives that are not in a designated and effective hedging relationship
Financial instruments held at fair value by fair value hierarchy
Financial liabilities	(38)	(23)
Financial liabilities at fair value through profit or loss | Held for trading derivatives that are not in a designated and effective hedging relationship | Level 2
Financial instruments held at fair value by fair value hierarchy
Financial liabilities	(38)	(23)
Financial liabilities at fair value through profit or loss | Derivatives designated and effective as hedging instruments | Fair value hedge
Financial instruments held at fair value by fair value hierarchy
Financial liabilities	(172)	(139)
Financial liabilities at fair value through profit or loss | Derivatives designated and effective as hedging instruments | Cash flow hedge
Financial instruments held at fair value by fair value hierarchy
Financial liabilities	(3)
Financial liabilities at fair value through profit or loss | Derivatives designated and effective as hedging instruments | Net investment hedge
Financial instruments held at fair value by fair value hierarchy
Financial liabilities	(1)	(44)
Financial liabilities at fair value through profit or loss | Derivatives designated and effective as hedging instruments | Level 2 | Fair value hedge
Financial instruments held at fair value by fair value hierarchy
Financial liabilities	(172)	(139)
Financial liabilities at fair value through profit or loss | Derivatives designated and effective as hedging instruments | Level 2 | Cash flow hedge
Financial instruments held at fair value by fair value hierarchy
Financial liabilities	(3)
Financial liabilities at fair value through profit or loss | Derivatives designated and effective as hedging instruments | Level 2 | Net investment hedge
Financial instruments held at fair value by fair value hierarchy
Financial liabilities	(1)	(44)
Financial assets at fair value through profit or loss
Financial instruments held at fair value by fair value hierarchy
Financial assets	68	104
Financial assets at fair value through profit or loss | Level 1
Financial instruments held at fair value by fair value hierarchy
Financial assets	4	10
Financial assets at fair value through profit or loss | Level 2
Financial instruments held at fair value by fair value hierarchy
Financial assets	64	94
Financial assets at fair value through profit or loss | Held for trading derivatives that are not in a designated and effective hedging relationship
Financial instruments held at fair value by fair value hierarchy
Financial assets	28	90
Financial assets at fair value through profit or loss | Held for trading derivatives that are not in a designated and effective hedging relationship | Level 2
Financial instruments held at fair value by fair value hierarchy
Financial assets	28	90
Financial assets at fair value through profit or loss | Derivatives designated and effective as hedging instruments | Fair value hedge
Financial instruments held at fair value by fair value hierarchy
Financial assets		2
Financial assets at fair value through profit or loss | Derivatives designated and effective as hedging instruments | Cash flow hedge
Financial instruments held at fair value by fair value hierarchy
Financial assets	1
Financial assets at fair value through profit or loss | Derivatives designated and effective as hedging instruments | Net investment hedge
Financial instruments held at fair value by fair value hierarchy
Financial assets	35	2
Financial assets at fair value through profit or loss | Derivatives designated and effective as hedging instruments | Level 2 | Fair value hedge
Financial instruments held at fair value by fair value hierarchy
Financial assets		2
Financial assets at fair value through profit or loss | Derivatives designated and effective as hedging instruments | Level 2 | Cash flow hedge
Financial instruments held at fair value by fair value hierarchy
Financial assets	1
Financial assets at fair value through profit or loss | Derivatives designated and effective as hedging instruments | Level 2 | Net investment hedge
Financial instruments held at fair value by fair value hierarchy
Financial assets	35	2
Financial assets at fair value through profit or loss | Cash and cash equivalents (money market funds)
Financial instruments held at fair value by fair value hierarchy
Financial assets	4	10
Financial assets at fair value through profit or loss | Cash and cash equivalents (money market funds) | Level 1
Financial instruments held at fair value by fair value hierarchy
Financial assets	£ 4	£ 10